Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 105,815	$ 38,047	$ 54,935	$ 43,744
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	102,669	32,675
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,542	3,318
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	570	707
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,034	$ 1,347